Leases - Schedule of Minimum Lease Payments under Legacy ASC 840 (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2022	$ 313	$ 348
2023	293	304
2024	285	302
2025	285	302
2026 and beyond	442	771
Total future minimum operating and short-term lease payments	1,618	2,027
Less effects of discounting	(306)	(251)
Lease liabilities recognized	$ 1,312	$ 1,776